Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Plans in surplus	£ 13.7	£ 15.4	£ 30.1
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	0.60%	1.00%	1.10%